EIP Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 86,821	$ 92,081
Unbilled EIP receivables	41,663	43,538
Unbilled EIP receivables long term	$ 34,537	37,252
Nueva Tel | Bolivia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	18 months
2degrees
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 87,900	85,000
2degrees | Securitized receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled EIP receivables	21,900	13,400
Unbilled EIP receivables long term	11,500	6,900
2degrees | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding financing obligation	$ 26,800	$ 15,100
Weighted Average
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables weighted average imputed interest rates	7.03%	7.15%
Maximum [Member] | 2degrees | New Zealand
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	36 months